Deposits by Customers	12 Months Ended
Dec. 31, 2020
Deposits from customers [abstract]
Deposits by Customers
23. DEPOSITS BY CUSTOMERS

		Group
	2020	2019
	£m	£m
Demand and time deposits(1)	191,774	177,772
Amounts due to fellow Banco Santander subsidiaries and joint ventures	1,314	1,234
	193,088	179,006
(1)Includes equity index-linked deposits of £577m (2019: £1,139m). The capital amount guaranteed/protected and the amount of return guaranteed in respect of the equity index-linked deposits were £577m and £2m (2019: £1,139m and £18m) respectively.